Lease Commitments (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 486	$ 413	$ 385